DESCRIPTION OF THE PLAN (Details) - EBP 002 - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Increase from acquisition, rollover	$ 43,015,158
Requisite service period		30 days
Maximum contribution of eligible compensation, percentage		75.00%
Employer contribution vesting service period		2 years
Employer contribution vesting percentage		100.00%
Employer contribution, participant compensation matched, maximum, amount		$ 200,000
Participant contribution, automatic annual increase deferral rate		1.00%
Forfeitures, account restoration, rehiring period		5 years
Forfeitures, decrease from contributions and reasonable expenses		$ 2,239,129	$ 2,002,073
Forfeited non-vested accounts	847,903	847,903	$ 706,182
Participant loans, minimum borrowing, amount	1,000	1,000
Participant loans, maximum borrowing, amount	$ 50,000	$ 50,000
Participant loans, maximum borrowing, to total account, percentage	50.00%	50.00%
Participant loans, general loan, maximum borrowing term		5 years
Participant loans, primary residence, maximum borrowing term		15 years
Participant loan, basis spread on variable rate		1.00%
Withdrawing participant, minimum withdrawable percentage		100.00%
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate		4.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate		10.00%
Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage		150.00%
Employer contribution, participant compensation matched, percentage		2.00%
Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage		100.00%
Employer contribution, participant compensation matched, percentage		1.00%